As filed with the Securities and Exchange Commission on or about October 5, 2004

Registration No. 333-116878

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

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Post-Effective Amendment No.  1

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(Check appropriate box or boxes)

KOPP FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

7701 France Avenue South

Suite 500

Edina, Minnesota 55435

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (952) 841-0400

Kathleen S. Tillotson

Kopp Funds, Inc.

7701 France Avenue South, Suite 500

Edina, Minnesota 55435

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Kopp Funds, Inc. (“Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of Registrant’s Registration Statement on Form N-14 (File No. 333-116878) filed with the Securities and Exchange Commission on August 4, 2004 (filed in the form of a Rule 497(b) definitive prospectus/proxy statement) and June 25, 2004 (filed as part of the Form N-14 Registration Statement), respectively.  The purpose of this Post-Effective Amendment No. 1 is to file as Exhibit 12 hereto the Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters.

PART C

OTHER INFORMATION

Item 15.  Indemnification

Article VIII of Registrant’s Articles of Incorporation provides as follows:

(a)

The Company shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the MBCA, as now enacted or hereafter amended.

(b)

A director of the Company shall not be personally liable to the Company or its shareholders for monetary damages for breach of fiduciary duty as a director, except for (i) liability based on a breach of duty of loyalty to the Company or the shareholders; (ii) liability for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law; (iii) liability based on the payment of an improper dividend or an improper repurchase of the Company’s stock under MBCA Section 302A.559 or on the sale of unregistered securities or securities fraud under MBCA 80A.23; or (iv) liability for any transaction from which the director derived an improper personal benefit.  If the MBCA is hereafter amended to authorize the further elimination or limitation of the liability of directors, then the liability of a director of the Company, in addition to the limitation on personal liability provided herein, shall be limited to the fullest extent permitted by the MBCA, as amended.  Any repeal or modification of this Article VIII by the shareholders of the Company shall be prospective only and shall not adversely affect any limitation on the personal liability of a director of the Company existing at the time of such repeal or modification.

(c)

Paragraphs (a) and (b) of this Article VIII are qualified by Section 17(h) of the 1940 Act which provides that neither the articles of incorporation nor the bylaws of any registered investment company may contain any provision which protects or purports to protect any director or officer of such company against any liability to the company or its security holders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16.  Exhibits

		Incorporated by	Filed
No.	Description	Reference to	Herewith

(1)(a)	Registrant’s Articles of Incorporation	Form N-1A filed
June 20, 1997

(1)(b)	Certificate of Amendment to Registrant’s	Form N-1A filed
	Articles of Incorporation (to create Series A,	September 16, 1997
Class A and Class I shares)

(1)(c)	Certificate of Designation to Registrant’s	Form N-1A filed
	Articles of Incorporation (to create Series A,	December 29, 1998
Class C shares)

(1)(d)	Certificate of Designation to Registrant’s	Form N-1A filed
	Articles of Incorporation (to create Series B,	June 25, 2004
Class A, Class C and Class I shares)

(2)(a)	Registrant’s By-Laws	Form N-1A filed
June 20, 1997

(3)	Not applicable

(4)	Agreement and Plan of Reorganization	Exhibit A to
Part A hereof

(5)	Not Applicable

(6)(a)	Investment Advisory Agreement	Form N-1A filed
September 16, 1997

(6)(b)	Amendment to Investment Advisory	Form N-1A filed
	Agreement	January 22, 2002

(6)(c)	Second Amendment to the Investment	Form N-1A filed
	Advisory Agreement (to reflect restructuring	January 27, 2004
of advisor)

(6)(d)	Exhibit B to the Investment Advisory	Form N-1A filed
	Agreement (to add Series B shares)	June 25, 2004

(7)(a)	Amended and Restated Distribution	Form N-1A filed
	Agreement	December 29, 1998

(7)(b)	Amendment to Distribution Agreement	Form N-1A filed
January 22, 2002

(7)(c)	Second Amendment to the Amended and	Form N-1A filed
	Restated Distribution Agreement (to	January 27, 2004
reflect administrator’s name change)

(7)(d)	Third Amendment to the Amended and	Form N-1A filed
	Restated Distribution Agreement (to reflect	January 27, 2004
restructuring of distributor)

(7)(e)	Exhibit B to the Amended and Restated	Form N-1A filed
	Distribution Agreement (to add Series B	June 25, 2004
shares)

(7)(f)	Form of Selected Dealer Agreement	Form N-1A filed
September 16, 1997

(8)	Not applicable

(9)(a)	Custodian Agreement	Form N-1A filed
September 16, 1997

(9)(b)	First Amendment to Custodian Agreement	Form N-1A filed
	(to add Series A, Class C shares)	December 29, 1998

(9)(c)	Second Amendment (Addendum) to	Form N-1A filed
	Custodian Agreement (to reflect	December 29, 1998
custodian’s name change)

(9)(d)	Third Amendment to Custodian Agreement	Form N-1A filed
	(to reflect custodian’s name change)	January 22, 2002

(9)(e)	Fourth Amendment to Custodian Agreement	Form N-1A filed
	(relating to fee)	June 25, 2004

(9)(f)	Fifth Amendment to the Custodian Agreement	Form N-1A filed
	(to add Series B shares)	June 25, 2004

(10)(a)	Amended and Restated Rule 12b-1	Form N-1A filed
	Distribution and Shareholder Servicing Plan	June 25, 2004

(10)(b)	Amended and Restated Form of 12b-1 Related	Form N-1A filed
	Agreement (for each Series, Class A, Class C	June 25, 2004
and Class I shares)

(10)(c)	Amended and Restated Rule 18f-3 Multi-	Form N-1A filed
	Class Plan	June 25, 2004

(11)	Opinion and Consent of Godfrey & Kahn,	Form N-14 filed
	S.C. regarding the validity of the shares to be	June 25, 2004
issued by the Registrant hereby

(12)	Opinion and Consent of Godfrey & Kahn,		X
S.C. regarding certain tax matters

(13)(a)	Transfer Agent Servicing Agreement	Form N-1A filed
September 16, 1997

(13)(b)	First Amendment to Transfer Agent Servicing	Form N-1A filed
	Agreement (relating to fee)	December 30, 1998

(13)(c)	Addendum to Transfer Agent Servicing	Form N-1A filed
	Agreement (to add Series A, Class C shares)	December 30, 1998

(13)(d)	Second Amendment to Transfer Agent	Form N-1A filed
	Servicing Agreement (relating to fee)	January 25, 2000

(13)(e)	Third Amendment to Transfer Agent	Form N-1A filed
	Servicing Agreement (relating to privacy	January 22, 2002
policy)

(13)(f)	Fourth Amendment to Transfer Agent	Form N-1A filed
	Servicing Agreement (relating to transfer	January 22, 2002
agent’s name change)

(13)(g)	Fifth Amendment to Transfer Agent	Form N-1A filed
	Servicing Agreement (relating to anti-money	January 27, 2004
laundering procedures)

(13)(h).1	Sixth Amendment to Transfer Agent	Form N-1A filed
	Servicing Agreement (relating to fee)	June 25, 2004

(13)(h).2	Seventh Amendment to Transfer Agent	Form N-1A filed
	Servicing Agreement (to add Series B shares)	June 25, 2004

(13)(i)	Administration Agreement	Form N-1A filed
September 16, 1997

(13)(j)	First Amendment to Administration	Form N-1A filed
	Agreement (relating to Code of Ethics)	January 22, 2002

(13)(k)	Second Amendment (Addendum) to	Form N-1A filed
	Administration Agreement (to add Series A,	December 29, 1998
Class C shares)

(13)(l)	Third Amendment to Administration	Form N-1A filed
	Agreement (relating to administrator’s	January 22, 2002
name change)

(13)(m).1	Fourth Amendment to Administration	Form N-1A filed
	Agreement (relating to fee)	June 25, 2004

(13)(m).2	Fifth Amendment to Administration	Form N-1A filed
	Agreement (to add Series B shares)	June 25, 2004

(13)(n)	Fund Accounting Agreement	Form N-1A filed
September 16, 1997

(13)(o)	First Amendment (Addendum) to Fund	Form N-1A filed
	Accounting Agreement (to add Series A,	December 29, 1998
Class C shares)

(13)(p)	Second Amendment to Fund Accounting	Form N-1A filed
	Agreement (relating to fee)	January 25, 2000

(13)(q)	Third Amendment to Fund Accounting	Form N-1A filed
	Agreement (relating to fund accountant’s	January 22, 2002
name change)

(13)(r)	Fourth Amendment to the Fund Accounting	Form N-1A filed
	Agreement (to add Series B shares)	June 25, 2004

(13)(s)	Fulfillment Servicing Agreement	Form N-1A filed
September 16, 1997

(13)(t)	Addendum to Fulfillment Servicing	Form N-1A filed
	Agreement (to add Series A, Class C	December 29, 1998
shares)

(13)(u)	First Amendment to Fulfillment Servicing	Form N-1A filed
	Agreement (relating to privacy policy)	January 22, 2002

(13)(v)	Second Amendment to Fulfillment Servicing	Form N-1A filed
	Agreement (relating to fulfillment agent’s	January 22, 2002
Name change)

(13)(w)	Third Amendment to the Fulfillment	Form N-1A filed
	Servicing Agreement (to reflect restructuring	January 27, 2004
of advisor and distributor)

(13)(x)	Fourth Amendment to the Fulfillment	Form N-1A filed
	Servicing Agreement (to add Series B	June 25, 2004
shares)

(13)(y)	Addendum to Firstar Servicing Agreements	Form N-1A filed
	(to change name)	December 29, 1998

(14)	Consent of KPMG LLP	Form N-14 filed
June 25, 2004

(15)	Not applicable

(16)	Power of Attorney	Signature Page to
Part C hereof

(17)(a)	Form of Proxy ballot for General Securities,	Form N-14 filed
	Securities, Incorporated	June 25, 2004

(17)(b)	Preliminary Statement of Additional	Form N-1A filed
	Information for Kopp Total Quality	June 25, 2004
Management Fund dated June 25, 2004

(17)(c)	Prospectus for General Securities,	Form N-1A filed
	Incorporated dated March 24, 2004	March 22, 2004
(File Nos. 002-
77092; 811-00594)

(17)(d)	Prospectus Supplement for General	Prospectus
	Securities, Incorporated dated June 8, 2004	Supplement filed
June 8, 2004
pursuant to Rule
497 under
Securities Act

(17)(e)	Statement of Additional Information for	Form N-1A filed
	General Securities, Incorporated dated	March 22, 2004
	March 24, 2004	(File Nos. 002-
77092; 811-00594)

(17)(f)	Annual Report to Shareholders of	Form N-CSR filed
	General Securities Incorporated for the	February 9, 2004
	fiscal year ended November 30, 2003	(File No. 811-
00594)

(17)(g)	Semi-Annual Report to Shareholders of	Form N-CSR filed
	General Securities, Incorporated for the	August 6, 2004 (File
	six months ended May 31, 2004	No. 811-00594)

Item 17.  Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Edina, and State of Minnesota as of the 29th day of September, 2004.

KOPP FUNDS, INC.

(Registrant)

BY: /s/ John P. Flakne

       John P. Flakne, Chief Executive Officer

       and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and as of the date indicated.

Name	Title	Dated As Of
/s/ John P. Flakne	Chief Executive Officer, President, Chief Financial Officer, Treasurer and Director (Principal Executive and Financial Officer)	September 29, 2004
John P. Flakne
*	Director	September 29, 2004
Robert L. Stehlik
*	Director	September 29, 2004
Thomas R. Stuart

*

Signed pursuant to power of attorney found on signature page of the initial filing of this Form N-14 Registration Statement filed on June 25, 2004.

By: /s/ John P. Flakne

John P. Flakne, Power of Attorney